Cash and cash equivalents (Details 1) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balances as above	$ 207,180	$ 31,465	$ 26,148
Bank overdrafts (Note 29)	(66,060)	(72,970)
Balances per statement of cash flows	$ 141,120	$ (41,505)	$ 26,148